Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses		¥ 51,958	¥ 40,363
Accrued bonus and staff costs, including sales commission		14,034	11,212
Payable to merchants and third party marketing affiliates		12,554	6,584
Other deposits and advances received		10,447	6,271
Payables and accruals for purchases of property and equipment		5,548	6,095
Amounts due to related companies		4,570	1,996
Other taxes payable		3,448	2,382
Contingent and deferred consideration in relation to investments and acquisitions		3,301	807
Accrued professional services and administrative expenses		2,361	1,371
Accrued donations		1,738	1,215
Accrual for interest expense		924	885
Others		6,828	1,984
Current accrued expenses, accounts payable and other liabilities	$ 17,540	117,711	81,165
Non-current:
Contingent and deferred consideration in relation to investments and acquisitions		3,872	408
Others		2,315	1,637
Other liabilities	922	6,187	¥ 2,045
Other current liabilities
Current:
Settlement provision	$ 250	¥ 1,679